Statement of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 21,391	$ 2,118	$ 65,218	$ 25,454	$ 323,412	$ 42,254
Cost of goods sold	21,986	7,971	76,544	55,908	278,205	56,859
Gross margin (deficit)	(595)	(5,853)	(11,326)	(30,454)	45,207	(14,605)
Operating expenses:
Research and development	412,255	19,822	681,689	48,483	542,492	178,938
Sales and marketing	84,821	67,170	257,556	148,396	329,218	232,411
General and administrative	708,436	421,570	1,813,666	949,740	3,753,742	1,036,566
Total operating expenses	1,205,512	508,562	2,752,911	1,146,619	4,625,452	1,447,915
Operating loss	(1,206,107)	(514,415)	(2,764,237)	(1,177,073)	(4,580,245)	(1,462,520)
Interest Expense	(4,940)	(4,823)	(9,668)	(9,587)	(19,692)	(18,384)
Other income (expense)	48	0	(2,892)	0	1,505	0
Foreign currency loss	(96)	0	(721)	0	(3,071)	(3,211)
Net loss	$ (1,211,095)	$ (519,238)	$ (2,777,518)	$ (1,186,660)	$ (4,601,503)	$ (1,484,115)
Net loss per share - basic and diluted	$ (0.03)	$ (0.03)	$ (0.07)	$ (0.06)	$ (0.18)	$ (0.09)
Weighted average shares outstanding basic and diluted	38,397,142	19,328,286	37,924,149	19,104,565	25,370,626	16,873,903